UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21589

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Credit Suisse Commodity Return Strategy Fund Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2009 to October 31, 2010

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2010

■  CREDIT SUISSE
  COMMODITY RETURN STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.25% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2010; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report
October 31, 2010 (unaudited)

  December 1, 2010

Dear Shareholder:

Performance Summary
11/01/09 – 10/31/10

Fund and Benchmark	Performance
Common Class[1]	12.14%
Class A1,2	11.80%
Class C1,2	11.14%
Dow Jones-UBS Commodity Index Total Return[3,5]	11.82%
Standard & Poor's 500 Index[4,5]	16.52%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 3.00% and 1.00%, respectively.2

Market Review: Commodities climb higher on the back of a weak dollar

For the year ended October 31, 2010, commodities posted strong gains. The Dow Jones-UBS Commodity Index Total Return (the "DJ-UBS Index") was up 11.82% for the period. In fact, over the past twelve months, the DJ-UBS Index performance was mostly positive, with 14 out of 19 included commodities trading higher. In contrast, the S & P 500 Index gained 16.52% during the period.

Although commodities prices have increasingly been driven by fundamental factors, macro-economic factors continue to be important. Indicators of economic growth and activity remain mixed. Over the course of the year, emerging economies exhibited strong growth, while developed ones have been on the mend, generally growing at a slower pace. Australia and Germany, however, were the exceptions, growing at a robust rate. Additionally, China's surprise interest rate hike, Australia's release of lower than expected inflation data, and the United States' foreclosure woes, together with a tepid global growth forecast from the IMF, all contributed to a weak U.S. Dollar. This led to increased speculation of further quantitative easing and atypical support measures by the Federal Reserve — a development that supported commodities prices broadly and likely drove the U.S Dollar even lower relative to most foreign currencies and hard assets in general.

The last six months of the period witnessed strong gains due to the confluence of increased demand and shrinking supply levels. Commodities of all varieties — except energy — were sought and physical assets were stockpiled. Such bullish sentiments for the asset class were propelled higher by renewed investor confidence coupled with the threat of a currency war among G20 participants.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2010 (unaudited)

Strategic Review and Outlook: Expected increased credit and potential inflation should support commodities

The DJ-UBS Index, the Fund's benchmark, is a broadly diversified futures index composed of futures contracts on 19 physical commodities. The DJ-UBS Index is weighted among commodity sectors using dollar-adjusted liquidity and production data and is rebalanced as of the beginning of each calendar year. The Fund seeks total return and is designed to achieve positive return relative to the performance of the DJ-UBS Index. To do so, the Fund invests in commodity-linked derivative instruments and fixed-income securities. The Fund gains exposure to commodity markets by investing in commodity index-linked structured notes whose principal and/or coupon payments are linked to the DJ-UBS Index and, by investment in its wholly-owned subsidiary (the "Subsidiary"), primarily through commodity index-linked swap agreements on the DJ-UBS Index, but also futures contracts on individual commodities. During the year ended October 31, 2010, the Subsidiary invested in commodity index-linked swap agreements and futures contracts on individual commodities, primarily energy, metals and agriculture, to help the Fund achieve positive return relative to the DJ-UBS Index. The Fund's investments in commodity index-linked structured notes and its Subsidiary's investment in commodity index-linked swap agreements and futures helped the Fund's Common shares outperform the Index for the year ended October 31, 2010.

The top performing commodity sector for the twelve month period ended October 31, 2010 was precious metals, gaining 35.02% due to a surge in recent months on fears of deteriorating reserve currencies, assumptions of further quantitative easing by the Fed, and purchases by Central Banks worldwide. Silver was the second strongest commodity for the twelve-month period, returning 49.70% on a total return basis, while gold, after reaching new all-time highs, ended the year up 29.56%.

Industrial metals gained 18.38% due to increased demand and the alleviation of fears of a double-dip recession. Nickel and copper were the two best performers in the sector, rising 24.33% and 22.39%, respectively. Agriculture, the second best performing sector, gained 34.99% over the last twelve months as a result of tightening supply schedules and increased demand from developing economies. Cotton, the best performer overall as a result of surging Asian demand and shrinking supplies, was up 75.16%. The other softs — coffee, sugar, and soybean oil — increased dramatically due to the combination of reduced production and rising demand. The grains also surged, with wheat up 21.79% following a summer rally due to drought conditions in Russia that materially affected prices. Corn and soybeans rallied later as the demand

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2010 (unaudited)

strengthened in light of rising wheat prices and an abnormally dry, hot summer that lowered yields. Ethanol and feed demand boosted corn toward the period end to a return 35.13%.

Energy and livestock were the worst performing sectors for the period, with energy falling 18.80% due in large part to the poor performance of natural gas. Natural gas posted the largest losses overall, down 42.60% as a result of plummeting demand and excessive inventory levels. Crude oil fell 8.05% due to elevated supply levels, faltering demand, and a high correlation to macroeconomic developments. All remaining commodities within the sector also posted negative results with heating oil decreasing by 1.37% and gasoline losing 2.22%. Livestock was relatively flat, rising 2.12%. Live cattle managed to gain 7.44% while lean hogs lost 6.46%. The most recent price decline in lean hogs can be explained by rising feed prices and an oversupply in the marketplace as farmers took the commodity to market sooner than usual.

In the fixed income portion of the portfolio, holdings maintained a bias toward high quality, short-term assets, especially bonds issued by U.S. Government-Sponsored Enterprises (GSE's) and U.S. Treasury issued debt. In the current credit environment, we remain confident in our high quality fixed income positions, which have performed in-line with expectations over the past twelve months.

In our opinion, the economic indicators used to determine global GDP growth prospects and inflation expectations have always been difficult to gauge. And, we believe that the current low inflation expectations may be understated, especially if demand for raw materials continues to follow increased investor optimism in conjunction with additional stimulus measures by global central banks. Additionally, as financial institutions continue to move back toward some degree of normalcy, the increased flow of credit should allow for the ongoing re-flation of economies. Commodities may benefit directly from this move.

Additionally, while we expect fundamentals to play an increasingly strong role as economic conditions continue to normalize, the importance of global macroeconomic developments should not be underestimated. Some of the efforts to aid economic recoveries in the developed world include exceptionally low interest rates, quantitative easing, and direct intervention in currency markets. Although the exact implications of these efforts are unclear, these actions increase the odds of greater than expected inflation over time. Investors continue to question the utility of holding cash in fiat currencies, which are subject to low interest rates and increasing supply levels. During periods of

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2010 (unaudited)

unexpected inflation, commodities have tended to experience their greatest performance. We believe investors will continue to benefit from the diversification benefits provided by commodities, along with their potential inflation protection.

As of August 27, 2010, Nelson Louie has rejoined Credit Suisse as Global Head of the Credit Suisse Commodities Management Team.

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. Exposure to commodity markets should only form a small part of a diversified portfolio. Investment in commodity markets may not be suitable for all investors. The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost.

At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2010 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Commodity Return Strategy Fund1 Common Class
shares, Class A shares2, Class C shares2 and the
Dow Jones-UBS Commodity Index3,5 from Inception (12/30/04).

Average Annual Returns as of September 30, 20101

	1 Year	5 Years	Since Inception
Common Class	10.18%	(2.36)%	1.67%
Class A Without Sales Charge	9.95%	(2.60)%	1.42%
Class A With Maximum Sales Charge	6.63%	(3.20)%	0.88%
Class C Without CDSC	9.12%	(3.31)%	0.68%
Class C With CDSC	8.12%	(3.31)%	0.68%

Average Annual Returns as of October 31, 20101

	1 Year	5 Years	Since Inception
Common Class	12.14%	(0.09)%	2.53%
Class A Without Sales Charge	11.80%	(0.34)%	2.26%
Class A With Maximum Sales Charge	8.41%	(0.94)%	1.73%
Class C Without CDSC	11.14%	(1.05)%	1.55%
Class C With CDSC	10.14%	(1.05)%	1.55%

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2010 (unaudited)

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 0.83% for Common Class shares, 1.08% for Class A shares and 1.83% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.70% for Common Class shares, 0.95% for Class A shares and 1.70% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 3.00%), was 8.41%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 10.14%.

3  The Dow Jones-UBS Commodity Index Total Return is composed of futures contracts on 19 physical commodities. Investors cannot invest directly in an index.

4  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors cannot invest directly in an index.

5  An index does not have transaction costs; investors may not invest directly in an index.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2010 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2010.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2010 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended October 31, 2010

Actual Fund Return	Common Class	Class A	Class C
Beginning Account Value 5/1/10	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/10	$1,090.90	$1,088.80	$1,086.10
Expenses Paid per $1,000*	$3.69	$5.00	$8.94
Hypothetical 5% Fund Return
Beginning Account Value 5/1/10	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/10	$1,021.68	$1,020.42	$1,016.64
Expenses Paid per $1,000*	$3.57	$4.84	$8.64
	Common Class	Class A	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2010 (unaudited)

Sector Breakdown*
United States Agency Obligations	68.67%
Wholly-Owned Subsidiary	18.00%
Commodity Indexed Structured Notes	5.70%
United States Treasury Obligations	4.91%
Short-Term Investment	2.72%
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Commodity Return Strategy Fund
Schedule of Investments
October 31, 2010

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMODITY INDEXED STRUCTURED NOTES (5.8%)
$50,000	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(AA, Aa2)	11/26/10	0.086	$73,665,000
16,000	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(AA, Aa2)	01/13/11	0.020	24,000,000
33,500	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa3)	02/15/11	0.096	36,649,000
28,300	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa3)	04/21/11	0.096	36,840,940
22,000	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	04/15/11	0.019	23,783,609
22,000	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	04/15/11	0.019	23,783,609
4,000	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	04/15/11	0.019	4,324,292
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $175,800,000)					223,046,450
UNITED STATES AGENCY OBLIGATIONS (70.0%)
50,000	Fannie Mae Discount Notes§	(AAA, Aaa)	12/20/10	0.240	49,983,667
50,000	Fannie Mae Discount Notes	(AAA, Aaa)	12/22/10	0.250	49,982,292
110,000	Fannie Mae Discount Notes§	(AAA, Aaa)	01/18/11	0.282	109,968,980
75,000	Fannie Mae Discount Notes	(AAA, Aaa)	02/15/11	0.180	74,969,100
50,000	Fannie Mae Discount Notes	(AAA, Aaa)	04/14/11	0.230	49,961,300
50,000	Fannie Mae Discount Notes	(AAA, Aaa)	04/26/11	0.230	49,958,450
92,000	Fannie Mae Discount Notes	(AAA, Aaa)	05/02/11	0.422	91,916,280
125,000	Fannie Mae Discount Notes§	(AAA, Aaa)	05/16/11	0.210	124,877,500
80,000	Fannie Mae Discount Notes	(AAA, Aaa)	07/11/11	0.420	79,899,200
105,000	Federal Farm Credit Bank#	(AAA, Aaa)	11/02/11	0.234	105,010,080
55,000	Federal Farm Credit Bank#	(AAA, Aaa)	01/13/12	0.556	55,210,870
25,000	Federal Farm Credit Bank#	(AAA, Aaa)	03/19/12	0.236	24,997,825
67,500	Federal Farm Credit Bank#	(AAA, Aaa)	07/02/12	0.407	67,600,103
48,000	Federal Farm Credit Discount Notes	(AAA, Aaa)	08/26/11	0.300	47,920,512
76,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	12/13/10	0.230	75,979,607
60,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	01/14/11	0.180	59,983,980
34,670	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	03/17/11	0.410	34,649,059
38,925	Federal Home Loan Banks	(AAA, Aaa)	11/15/10	1.050	38,938,702
40,835	Federal Home Loan Banks	(AAA, Aaa)	02/03/11	0.950	40,927,328
50,000	Federal Home Loan Banks	(AAA, Aaa)	04/18/11	0.350	50,047,050
100,000	Federal Home Loan Banks	(AAA, Aaa)	04/20/11	0.200	100,021,900
75,000	Federal Home Loan Banks	(AAA, Aaa)	05/03/11	0.340	75,057,000
60,000	Federal Home Loan Banks	(AAA, Aaa)	09/26/11	0.430	60,002,280
95,000	Federal Home Loan Banks	(AAA, Aaa)	10/21/11	0.300	95,034,770
95,000	Federal Home Loan Banks	(AAA, Aaa)	11/18/11	0.400	95,009,025
48,584	Federal Home Loan Mortgage Corp.§	(AAA, Aaa)	04/26/11	1.625	48,928,995
42,202	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	08/05/11	0.365	42,205,418
40,000	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	10/21/11	0.246	40,008,400
56,236	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	02/02/12	0.174	56,193,654
40,000	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	02/16/12	0.216	39,988,360

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Schedule of Investments (continued)
October 31, 2010

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS
$90,000	Federal Home Loan Mortgage Corp.	(AAA, Aaa)	04/20/12	0.500	$90,030,960
80,000	Federal National Mortgage Association#	(AAA, Aaa)	08/23/12	0.276	80,025,200
75,000	Federal National Mortgage Association#	(AAA, Aaa)	09/17/12	0.286	75,034,575
45,000	Freddie Mac Discount Notes	(AAA, Aaa)	11/15/10	0.230	44,995,975
125,000	Freddie Mac Discount Notes	(AAA, Aaa)	01/05/11	0.214	124,970,625
95,500	Freddie Mac Discount Notes	(AAA, Aaa)	02/08/11	0.170	95,463,232
65,000	Freddie Mac Discount Notes§	(AAA, Aaa)	04/05/11	0.230	64,952,420
75,000	Freddie Mac Discount Notes	(AAA, Aaa)	04/26/11	0.240	74,937,675
87,000	Freddie Mac Discount Notes	(AAA, Aaa)	05/04/11	0.400	86,919,960
15,000	Freddie Mac Discount Notes	(AAA, Aaa)	05/17/11	0.250	14,985,225
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $2,686,355,542)					2,687,547,534
UNITED STATES TREASURY OBLIGATIONS (5.0%)
92,000	United States Treasury Bills§	(AAA, Aaa)	04/28/11	0.175	91,929,528
100,000	United States Treasury Notes§	(AAA, Aaa)	02/28/11	0.875	100,246,100
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $192,111,229)					192,175,628
SHORT-TERM INVESTMENTS (14.1%)
106,324	State Street Bank and Trust Co. Euro Time Deposit		11/01/10	0.010	106,324,000
Number of Shares
432,961,733	State Street Navigator Prime Portfolio, 0.3475%§§				432,961,733
TOTAL SHORT-TERM INVESTMENTS (Cost $539,285,733)					539,285,733
WHOLLY-OWNED SUBSIDIARY (18.4%)
146,980,590	Credit Suisse Cayman Commodity Fund I, Ltd.^ (Cost $286,927,694)				704,515,323
TOTAL INVESTMENTS AT VALUE (113.3%) (Cost $3,880,480,198)					4,346,570,668
LIABILITIES IN EXCESS OF OTHER ASSETS (-13.3%)					(509,374,869)
NET ASSETS (100.0%)					$3,837,195,799

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate is the rate as of October 31, 2010.

^  Affiliated issuer. See Note 3.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized seven-day yield at October 31, 2010.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Statement of Assets and Liabilities
October 31, 2010

Assets
Investments at value, including collateral for securities on loan of $432,961,733 (Cost $3,593,552,504) (Note 2)	$3,642,055,345[1]
Investment in wholly-owned subsidiary at value (Cost $286,927,694) (Note 2)	704,515,323
Cash	223
Receivable for fund shares sold	22,364,828
Interest receivable	847,954
Prepaid expenses and other assets	255,045
Total Assets	4,370,038,718
Liabilities
Advisory fee payable (Note 3)	979,808
Administrative services fee payable (Note 3)	558,409
Shareholder servicing/Distribution fee payable (Note 3)	169,665
Payable upon return of securities loaned (Note 2)	432,961,733
Payable for investments purchased	95,000,000
Payable for fund shares redeemed	2,186,202
Trustees' fee payable	9,176
Other accrued expenses payable	977,926
Total Liabilities	532,842,919
Net Assets
Capital stock, $.001 par value (Note 6)	421,190
Paid-in capital (Note 6)	3,729,058,300
Accumulated net investment loss	(176,461,426)
Accumulated net realized loss on investments	(181,912,735)
Net unrealized appreciation from investments	466,090,470
Net Assets	$3,837,195,799
Common Shares
Net assets	$3,099,449,015
Shares outstanding	339,838,295
Net asset value, offering price and redemption price per share	$9.12
A Shares
Net assets	$705,895,025
Shares outstanding	77,795,376
Net asset value and redemption price per share	$9.07
Maximum offering price per share (net asset value/(1-3.00%))	$9.35
C Shares
Net assets	$31,851,759
Shares outstanding	3,556,471
Net asset value and offering price per share	$8.96

1  Including $424,207,441 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Statement of Operations
For the Year Ended October 31, 2010

Investment Income (Note 2)
Interest	$6,376,668
Securities lending	155,667
Total investment income	6,532,335
Expenses
Investment advisory fees (Note 3)	14,177,365
Administrative services fees (Note 3)	3,973,389
Shareholder servicing/Distribution fees (Note 3)
Class A	1,188,076
Class C	269,683
Transfer agent fees (Note 3)	4,099,448
Printing fees (Note 3)	510,246
Registration fees	342,902
Insurance expense	170,289
Custodian fees	121,214
Legal fees	55,371
Commitment fees (Note 4)	44,242
Audit and tax fees	28,588
Trustees' fees	25,825
Miscellaneous expense	33,733
Total expenses	25,040,371
Less: fees waived (Note 3)	(3,734,304)
Net expenses	21,306,067
Net investment loss	(14,773,732)
Net Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investments	69,758,850
Net realized gain from investment in wholly-owned subsidiary	58,761,866
Net change in unrealized appreciation (depreciation) from investments	(11,662,081)
Net change in unrealized appreciation (depreciation) from investment in wholly-owned subsidiary[1]	254,945,178
Net realized and unrealized gain from investments	371,803,813
Net increase in net assets resulting from operations	$357,030,081

1  There was no income recognized from the investment in wholly-owned subsidiary.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Statements of Changes in Net Assets

	For the Year Ended October 31,
	2010	2009
From Operations
Net investment loss	$(14,773,732)	$(2,419,941)
Net realized gain (loss) from investments	128,520,716	(284,052,280)
Net change in unrealized appreciation (depreciation) from investments	243,283,097	452,020,102
Net increase in net assets resulting from operations	357,030,081	165,547,881
From Dividends
Dividends from net investment income
Common Class shares	(131,342,688)	(4,735,065)
Class A shares	(23,408,948)	(912,653)
Class C shares	(1,491,442)	(43,429)
Net decrease in net assets resulting from dividends	(156,243,078)	(5,691,147)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	2,449,624,667	1,960,402,738
Reinvestment of dividends	115,550,231	4,254,612
Net asset value of shares redeemed	(1,212,096,080)[1]	(541,391,872)[2]
Net increase in net assets from capital share transactions	1,353,078,818	1,423,265,478
Net increase in net assets	1,553,865,821	1,583,122,212
Net Assets
Beginning of year	2,283,329,978	700,207,766
End of year	$3,837,195,799	$2,283,329,978
Accumulated net investment loss	$(176,461,426)	$(5,444,616)

1  Net of $524,835 of redemption fees retained by the Fund.

2  Net of $125,715 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of year	$8.64	$8.61	$12.16	$10.98	$11.47
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.04)	(0.01)	0.25	0.50	0.48
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	1.06	0.09	(3.44)	1.11	0.05
Total from investment operations	1.02	0.08	(3.19)	1.61	0.53
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.54)	(0.05)	(0.30)	(0.43)	(0.40)
Distributions from net realized gains	—	—	(0.06)	—	(0.62)
Total dividends and distributions	(0.54)	(0.05)	(0.36)	(0.43)	(1.02)
Net asset value, end of year	$9.12	$8.64	$8.61	$12.16	$10.98
Total return[3]	12.14%	1.02%	(27.08)%	15.07%	4.72%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$3,099,449	$1,911,091	$515,476	$537,211	$125,163
Ratio of expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	(0.47)%	(0.15)%	1.92%	4.37%	4.29%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.13%	0.15%	0.07%	0.11%	0.25%
Portfolio turnover rate	104%	43%	109%	32%	60%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of year	$8.62	$8.61	$12.15	$10.97	$11.45
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.06)	(0.02)	0.23	0.46	0.45
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	1.05	0.07	(3.44)	1.13	0.06
Total from investment operations	0.99	0.05	(3.21)	1.59	0.51
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.54)	(0.04)	(0.27)	(0.41)	(0.37)
Distributions from net realized gains	—	—	(0.06)	—	(0.62)
Total dividends and distributions	(0.54)	(0.04)	(0.33)	(0.41)	(0.99)
Net asset value, end of year	$9.07	$8.62	$8.61	$12.15	$10.97
Total return[3]	11.80%	0.68%	(27.20)%	14.80%	4.51%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$705,895	$350,204	$171,619	$263,657	$223,377
Ratio of expenses to average net assets	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	(0.72)%	(0.29)%	1.76%	4.13%	4.04%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.13%	0.15%	0.08%	0.11%	0.25%
Portfolio turnover rate	104%	43%	109%	32%	60%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of year	$8.57	$8.61	$12.15	$10.97	$11.43
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.12)	(0.08)	0.12	0.38	0.37
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	1.05	0.07	(3.43)	1.12	0.06
Total from investment operations	0.93	(0.01)	(3.31)	1.50	0.43
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.54)	(0.03)	(0.17)	(0.32)	(0.27)
Distributions from net realized gains	—	—	(0.06)	—	(0.62)
Total dividends and distributions	(0.54)	(0.03)	(0.23)	(0.32)	(0.89)
Net asset value, end of year	$8.96	$8.57	$8.61	$12.15	$10.97
Total return[3]	11.14%	(0.07)%	(27.76)%	13.94%	3.78%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$31,852	$22,035	$13,113	$16,843	$14,577
Ratio of expenses to average net assets	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income (loss) to average net assets	(1.47)%	(0.97)%	0.97%	3.38%	3.29%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.13%	0.15%	0.07%	0.11%	0.25%
Portfolio turnover rate	104%	43%	109%	32%	60%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements
October 31, 2010

Note 1. Organization

Credit Suisse Commodity Return Strategy Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Fund was organized as a statutory trust under the laws of the State of Delaware on May 19, 2004.

The Fund is authorized to offer three classes of shares: Common Class shares, Class A shares, and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of 3.00%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index and are generally categorized as Level 2. The Fund's investment in the Credit Suisse Cayman Commodity Fund I, Ltd., a wholly-owned and controlled Cayman Islands subsidiary, (the "Subsidiary"), is valued at the Subsidiary's net asset value each business day and is generally categorized as Level 2. Securities, structured note

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 2. Significant Accounting Policies

agreements and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 2. Significant Accounting Policies

purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$223,046,450	$—	$223,046,450
United States Agency Obligations	—	2,687,547,534	—	2,687,547,534
United States Treasury Obligations	—	192,175,628	—	192,175,628
Short-Term Investments	432,961,733	106,324,000	—	539,285,733
Wholly-Owned Subsidiary	—	704,515,323	—	704,515,323
Other Financial Instruments*	—	—	—	—
	$432,961,733	$3,913,608,935	$—	$4,346,570,668

*Other financial instruments include futures, forwards and swap contracts.

Effective January 1, 2010, the Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the year ended October 31, 2010, there were no significant transfers in and out of Level 1 and Level 2.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Effective October 31, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report. However, the Fund does invest in derivative instruments in the Subsidiary.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 2. Significant Accounting Policies

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Fund may seek to track the performance of the Dow Jones-UBS Commodity Index Total Return ("DJ-UBS Index") through investing in structured notes designed to track the performance of the DJ-UBS Index. The Fund has received a private letter ruling from the IRS which confirms that the Fund's use of certain types of structured notes designed to track the performance of the DJ-UBS Index produce Qualifying Income. In addition, the Fund may, through its investment in the Subsidiary, seek to track the performance of the DJ-UBS Index by the Subsidiary's investments in commodity-linked swaps and/or futures contracts. The Fund has obtained a private letter ruling from the IRS that

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 2. Significant Accounting Policies

its investment in the Subsidiary will produce Qualifying Income. If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) COMMODITY INDEX-LINKED STRUCTURED NOTES — The Fund may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 2. Significant Accounting Policies

the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as interest income. These notes are subject to prepayment, credit and interest risks. The Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. At October 31, 2010, the value of these securities comprised 5.8% of the Fund's net assets and resulted in unrealized appreciation of $47,246,450.

I) INVESTMENT IN CAYMAN COMMODITY FUND I, LTD. — The Fund may invest up to 25% of its total assets in the Subsidiary, which invests primarily in commodity and financial futures, and swap contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by Credit Suisse.

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund's Schedule of Investments. Unrealized appreciation or depreciation on the Fund's investment in the Subsidiary is recorded in the Fund's Statement of Assets and Liabilities and Fund's Statement of Operations.

For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through June of 2027. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the Subsidiary's net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund's investment company taxable income.

	Beginning Shares	Subscriptions	Redemptions	Ending Shares	Dividend Income	Value of affiliates at 10/31/10
Credit Suisse Cayman Commodity Fund I, Ltd.	128,930,400	96,841,425	(78,791,235)	146,980,590	$—	$704,515,323

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 2. Significant Accounting Policies

lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2010, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $568,415, of which $373,211 was rebated to borrowers (brokers). The Fund retained $155,667 in income from the cash collateral investment, and SSB, as lending agent, was paid $39,537. Securities lending income is accrued as earned.

K) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the year ended October 31, 2010, investment advisory fees earned and voluntarily waived were $14,177,365 and $3,734,304, respectively. Credit Suisse will not recapture from the Fund any fees it waived during the year ended October 31, 2010. Effective January 1, 2011, Credit Suisse will waive fees and reimburse expenses so that the Fund's annual operating expenses will not exceed 0.80% of the

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 3. Transactions with Affiliates and Related Parties

Fund's average daily net assets for Common Class shares, 1.05% of the Fund's average daily net assets for Class A shares and 1.80% of the Fund's average daily net assets for Class C shares. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the year ended October 31, 2010, co-administrative services fees earned by CSAMSI were $2,551,926.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2010, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $1,421,463.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. Common Class shares of the Fund are not subject to distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the year ended October 31, 2010, the Fund reimbursed Credit Suisse $1,359,255, which is included in the Fund's transfer agent expense.

For the year ended October 31, 2010, CSAMSI and its affiliates advised the Fund that it retained $131,818 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the year ended October 31, 2010, Merrill was paid $118,755 for its services by the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 4. Line of Credit

line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2010, and during the year ended October 31, 2010, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2010, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$334,800,000	$429,349,660	$2,087,312,401	$1,296,732,161

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund currently offers Common Class, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Year Ended October 31, 2010		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	237,158,781	$1,995,284,362	219,915,883	$1,696,647,731
Shares issued in reinvestment of dividends	11,207,612	96,273,388	449,506	3,404,412
Shares redeemed	(129,689,306)	(1,058,070,550)	(59,057,353)	(448,651,647)
Net increase	118,677,087	$1,033,487,200	161,308,036	$1,251,400,496

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 6. Capital Share Transactions

	Class A
	For the Year Ended October 31, 2010		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	53,027,400	$442,185,986	32,257,668	$252,181,796
Shares issued in reinvestment of dividends	2,157,047	18,485,900	106,738	811,209
Shares redeemed	(18,019,150)	(149,385,262)	(11,671,507)	(89,700,882)
Net increase	37,165,297	$311,286,624	20,692,899	$163,292,123
	Class C
	For the Year Ended October 31, 2010		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	1,465,871	$12,154,319	1,435,019	$11,573,211
Shares issued in reinvestment of dividends	92,943	790,943	5,131	38,991
Shares redeemed	(572,128)	(4,640,268)	(392,859)	(3,039,343)
Net increase	986,686	$8,304,994	1,047,291	$8,572,859

The Fund imposes a redemption fee of 2% of the value of all classes of shares currently being offered that are redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

On October 31, 2010, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	2	66%
Class A	2	57%
Class C	2	63%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 7. Federal Income Taxes

The tax characteristics of dividends paid during the years ended October 31, 2010 and 2009, respectively, by the Fund were as follows:

Ordinary Income
2010	2009
$156,243,078	$5,691,147

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of earnings and redemptions from the investments in the wholly-owned, affiliated subsidiary. At October 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$298,879,684
Accumulated realized loss	(33,238,079)
Unrealized depreciation	(157,925,296)
$107,716,309

At October 31, 2010, the Fund had capital loss carryforwards of $33,238,079 available to offset possible future capital gains which expire on October 31, 2017.

During the tax year ended October 31, 2010, the Fund utilized $69,736,900 of the capital loss carryforwards.

It is uncertain whether the Fund will be able to realize the benefits of the capital loss carryforwards before they expire.

At October 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $4,504,495,964, $466,101,262, $(624,026,558) and $(157,925,296), respectively.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Commodity Return Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Credit Suisse Commodity Return Strategy Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Commodity Return Strategy Fund (the "Fund") at October 31, 2010, the results of its operations for the year then ended and the changes in its net assets and financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 22, 2010

Credit Suisse Commodity Return Strategy Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Trustee, Audit Committee Chairman and Nominating Committee Member	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	9	Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of Starcomms PLC., (telecommunications company); Director of Mirae Asset Discovery Funds; Director of The Adams Express Company, Petroleum and Resources Corporation, Aberdeen Chile Fund, Inc., Aberdeen Indonesia Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Latin America Equity Fund, Inc. and Aberdeen Emerging Markets Telecommunications Fund, Inc. (each a closed-end investment company).

Jeffrey E. Garten Box 208200 New Haven, Connecticut 06520-8200 (1946)	Trustee, Audit and Nominating Committee Member	Since Fund Inception	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	7	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

1 Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Commodity Return Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Peter F. Krogh c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1937)	Trustee, Audit and Nominating Committee Member	Since Fund Inception	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	7	None

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Trustees, Audit Committee Member and Nominating Committee Chairman	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	9	Director of iCAD, Inc. (a surgical and medical instruments and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company); Director of Aberdeen Chile Fund, Inc., Aberdeen Indonesia Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Latin America Equity Fund, Inc. and Aberdeen Emerging Markets Telecommunications Fund, Inc. (each a closed-end investment company).

Credit Suisse Commodity Return Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers**

John G. Popp Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1956)	Chief Executive Officer and President	Since 2010	Managing Director of Credit Suisse; Group Manager and Senior Portfolio Manager for Performing Credit Strategies; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Managing Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

Roger Machlis Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Legal Officer	Since 2010	Managing Director and General Counsel for Credit Suisse; Associated with Credit Suisse Group AG since 1997; Officer of other Credit Suisse Funds.

Cecilia Chau Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1973)	Treasurer	Since 2008	Vice President of Credit Suisse since 2009; Assistant Vice President of Credit Suisse from June 2007 to December 2008; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

Karen Regan Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds

** The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

Credit Suisse Commodity Return Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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■  CREDIT SUISSE
  CAYMAN COMMODITY FUND I, LTD.

for the Year Ended October 31, 2010

Credit Suisse Cayman Commodity Fund I, Ltd.
Schedule of Investments
October 31, 2010

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (53.1%)
$30,500	Fannie Mae Discount Notes‡‡	(AAA, Aaa)	01/18/11	0.300	$30,491,399
12,000	Fannie Mae Discount Notes	(AAA, Aaa)	04/01/11	0.235	11,991,444
25,000	Fannie Mae Discount Notes	(AAA, Aaa)	05/02/11	0.240	24,977,250
30,000	Fannie Mae Discount Notes	(AAA, Aaa)	05/16/11	0.210	29,970,600
21,000	Federal Farm Credit Bank#	(AAA, Aaa)	11/02/11	0.236	21,002,016
15,000	Federal Farm Credit Bank#	(AAA, Aaa)	12/07/11	0.230	14,993,100
15,100	Federal Farm Credit Bank#	(AAA, Aaa)	01/13/12	0.556	15,157,893
15,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	12/13/10	0.230	14,995,975
15,975	Federal Home Loan Banks	(AAA, Aaa)	04/01/11	0.350	15,992,237
20,000	Federal Home Loan Banks	(AAA, Aaa)	07/19/11	0.760	20,074,220
15,000	Federal Home Loan Banks	(AAA, Aaa)	07/28/11	0.450	15,022,830
12,000	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	02/02/12	0.176	11,990,964
12,000	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	02/16/12	0.216	11,996,508
15,000	Federal National Mortgage Association#	(AAA, Aaa)	08/23/12	0.276	15,004,725
15,000	Federal National Mortgage Association#	(AAA, Aaa)	09/17/12	0.286	15,006,915
15,000	Freddie Mac Discount Notes	(AAA, Aaa)	01/05/11	0.210	14,996,475
20,000	Freddie Mac Discount Notes	(AAA, Aaa)	04/26/11	0.240	19,983,380
25,000	Freddie Mac Discount Notes	(AAA, Aaa)	05/04/11	0.400	24,977,000
45,500	Freddie Mac Discount Notes^^	(AAA, Aaa)	06/01/11	0.250	45,451,770
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $373,903,863)					374,076,701
UNITED STATES TREASURY OBLIGATIONS (9.2%)
30,000	United States Treasury Bills	(AAA, Aaa)	11/04/10	0.133	29,999,730
35,000	United States Treasury Notes	(AAA, Aaa)	02/28/11	0.875	35,086,135
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $65,068,361)					65,085,865
SHORT-TERM INVESTMENT (15.3%)
107,653	State Street Bank and Trust Co. Euro Time Deposit (Cost $107,653,000)		11/01/10	0.010	107,653,000
TOTAL INVESTMENTS AT VALUE (77.6%) (Cost $546,625,224)					546,815,566
OTHER ASSETS IN EXCESS OF LIABILITIES (22.4%)					157,699,757
NET ASSETS (100.0%)					$704,515,323

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡‡  Collateral segregated for futures contracts.

^^  Collateral segregated for swap contracts.

#  Variable rate obligations — The interest rate is the rate as of October 31, 2010.

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund I, Ltd.
Statement of Assets and Liabilities
October 31, 2010

Assets
Investments at value (Cost $546,625,224) (Note 2)	$546,815,566
Cash segregated at brokers for futures contracts and swap contracts	138,050,148
Unrealized appreciation on open swap contracts	19,867,807
Receivable for realized gain on swap contracts	3,970,824
Interest receivable	151,314
Receivable from investment adviser (Note 3)	37,317
Total Assets	708,892,976
Liabilities
Administrative services fee payable (Note 3)	55,663
Due to custodian	3,970,522
Variation margin payable (Note 2)	321,600
Other accrued expenses payable	29,868
Total Liabilities	4,377,653
Net Assets
Par value of participating shares (Note 4)	146,981
Paid-in capital (Note 4)	435,253,019
Undistributed net investment income	3,902,304
Accumulated net realized gain from investments, futures contracts and swaps contracts	246,640,851
Net unrealized appreciation from investments, futures contracts and swap contracts	18,572,168
Net Assets	$704,515,323
Shares outstanding	146,980,590
Net asset value, offering price and redemption price per share	$4.79

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund I, Ltd.
Statement of Operations
For the Year Ended October 31, 2010

Investment Income (Note 2)
Interest	$1,187,430
Expenses
Administrative services fees (Note 3)	259,247
Custodian fees	50,732
Audit fees	24,000
Legal fees	4,989
Miscellaneous expense	1,000
Total expenses	339,968
Less: fees reimbursed (Note 3)	(339,968)
Net expenses	—
Net investment income	1,187,430
Net Realized and Unrealized Gain from Investments, Futures Contracts and Swap Contracts
Net realized gain from investments	116,777
Net realized gain from futures contracts	290,512
Net realized gain from swap contracts	251,506,741
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	60,605,585
Net realized and unrealized gain from investments, futures contracts and swap contracts	312,519,615
Net increase in net assets resulting from operations	$313,707,045

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund I, Ltd.
Statements of Changes in Net Assets

	For the Year Ended October 31, 2010	For the Year Ended October 31, 2009
From Operations
Net investment income	$1,187,430	$953,051
Net realized gain from investments, futures contracts and swap contracts	251,914,030	196,205,819
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	60,605,585	(36,141,577)
Net increase in net assets resulting from operations	313,707,045	161,017,293
From Capital Share Transactions (Note 4)
Proceeds from sale of shares	225,000,000	205,000,000
Net asset value of shares redeemed	(285,000,000)	(70,000,000)
Net increase (decrease) in net assets from capital share transactions	(60,000,000)	135,000,000
Net increase in net assets	253,707,045	296,017,293
Net Assets
Beginning of year	450,808,278	154,790,985
End of year (including undistributed net investment income of $3,902,304, and $2,714,874, respectively)	$704,515,323	$450,808,278

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements
October 31, 2010

Note 1. Organization

Credit Suisse Cayman Commodity Fund I, Ltd. (the "Fund") is organized as a Cayman Islands Company. The Fund intends to carry on the business of an investment company. The Fund's investment manager is Credit Suisse Asset Management, LLC ("Credit Suisse"). As of October 31, 2010, 100% of the Fund's participating shares were owned by Credit Suisse Commodity Return Strategy Fund.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity securities are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Futures contracts are valued at the settlement prices established each day on the exchange on which they are traded. Swap and futures contracts are generally categorized as Level 1. Securities, swap and futures contracts, and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
October 31, 2010

Note 2. Significant Accounting Policies

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
October 31, 2010

Note 2. Significant Accounting Policies

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$374,076,701	$—	$374,076,701
United States Treasury Obligations	—	65,085,865	—	65,085,865
Short-Term Investment	—	107,653,000	—	107,653,000
Other Financial Instruments*
Futures	(1,485,981)	—	—	(1,485,981)
Swaps	—	19,867,807	—	19,867,807
	$(1,485,981)	$566,683,373	$—	$565,197,392

*Other financial instruments include futures, forwards and swap contracts.

Effective January 1, 2010, the Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the year ended October 31, 2010, there were no significant transfers in and out of Level 1 and Level 2.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Effective October 31, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

Fair Values of Derivative Instruments as of October 31, 2010

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Futures Contracts on Commodities	Variation margin receivable, Net Assets - Unrealized Appreciation	$0	Variation margin payable, Liabilities - Unrealized Depreciation	$1,485,981	*
Commodity Index Swaps	Net Assets - Unrealized Appreciation	19,867,807	Liabilities - Unrealized Depreciation	0
Total		$19,867,807		$1,485,981

*Includes cumulative appreciation/depreciation of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
October 31, 2010

Note 2. Significant Accounting Policies

Effect of Derivative Instruments on the Statement of Operations

Amount of Realized Gain (Loss) on Derivatives Recognized in Income Futures Contracts on Commodities	$290,512
Commodity Index Swaps	251,506,741
Total	$251,797,253
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income Futures Contracts on Commodities	$(1,814,937)
Commodity Index Swaps	62,371,741
Total	$60,556,804

The notional amount of futures contracts and commodity index swaps at period end are reflected in the Notes to Financial Statements and the volume of these open positions relative to the net assets of the Fund is generally representative of open positions throughout the reporting period for the Fund.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) INCOME TAXES — The Fund has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through June of 2027. No such taxes are levied in the Cayman Islands at the present time. The Fund is a Controlled Foreign Corporation under U.S. tax laws and as such is not subject to U.S. income tax. Therefore, the Fund is not required to record a tax provision.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
October 31, 2010

Note 2. Significant Accounting Policies

statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At October 31, 2010, the Fund had the following open futures contracts:

Contract Description	Notional Value	Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy	227,995,400	$5,121,681
Agriculture	13,875,200	2,211,366
		$7,333,047

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
October 31, 2010

Note 2. Significant Accounting Policies

Contract Description	Notional Value	Unrealized Appreciation (Depreciation)
Contracts To Sell
Energy	(225,091,000)	$(6,673,672)
Agriculture	(14,899,200)	(2,145,356)
		$(8,819,028)
Net unrealized appreciation (depreciation)		$(1,485,981)

H) SWAPS — The Fund may enter into commodity index swap contracts for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into commodity index swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The Fund's maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
October 31, 2010

Note 2. Significant Accounting Policies

swap contracts. Realized gains and losses from terminated swap contracts are included in net realized gains/losses on swap contracts transactions. At October 31, 2010, the Fund had the following outstanding swap contracts:

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$66,130,325	12/2/2010	Barclays	Commodity Index Return	Fee plus Treasury Bill Rate	$372,714
USD	$690,682,142	12/2/2010	Barclays	Commodity Index Return	Fee plus Treasury Bill Rate	4,378,313
USD	$94,030,032	12/2/2010	BNP Paribas	Commodity Index Return	Fee plus Treasury Bill Rate	528,995
USD	$97,799,697	12/2/2010	UBS	Commodity Index Return	Fee plus Treasury Bill Rate	551,525
USD	$20,000,000	12/2/2010	UBS	Commodity Index Return	Fee plus Treasury Bill Rate	—
USD	$371,630,341	12/2/2010	UBS	Commodity Index Return	Fee plus Treasury Bill Rate	2,356,622
USD	$79,490,861	12/6/2010	Morgan Stanley Capital Group	Commodity Index Return	Fee plus Treasury Bill Rate	448,014
USD	$211,548,708	12/6/2010	Morgan Stanley Capital Group	Commodity Index Return	Fee plus Treasury Bill Rate	1,340,336
USD	$760,452,724	12/2/2010	Bank of America	Commodity Index Return	Fee plus Treasury Bill Rate	4,812,262
USD	$182,575,350	12/6/2010	Societe Generale	Commodity Index Return	Fee plus Treasury Bill Rate	1,029,203
USD	$468,992,401	12/6/2010	Societe Generale	Commodity Index Return	Fee plus Treasury Bill Rate	2,969,913
USD	$161,444,850	12/2/2010	Citi	Commodity Index Return	Fee plus Treasury Bill Rate	1,024,833
USD	$30,000,000	12/2/2010	Citi	Commodity Index Return	Fee plus Treasury Bill Rate	55,077
						$19,867,807

I) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse recognizes that it receives compensation for performing investment advisory services for the Credit Suisse Commodity Return Strategy Fund pursuant to a separate investment advisory agreement and agrees to

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
October 31, 2010

Note 3. Transactions with Affiliates and Related Parties

receive no additional compensation for rendering its services to the Fund. During the period ended October 31, 2010, Credit Suisse voluntarily reimbursed the Fund $339,968 in Fund expenses. Credit Suisse will not recapture from the Fund any fees it waived during the year ended October 31, 2010. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

State Street Bank and Trust Company ("SSB") serves as administrator to the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets for each fund/portfolio, subject to annual minimum fee. For the year ended October 31, 2010, administrative services fees earned by SSB were $259,247.

Note 4. Capital Share Transactions

The Fund issued 750,000 participating shares for $7,500,000 on September 27, 2007 in conjunction with the initial capitalization of the Fund. Transactions in capital shares of the Fund were as follows:

	For the Year Ended October 31, 2010		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	96,841,425	$225,000,000	110,035,096	$205,000,000
Shares redeemed	(78,791,235)	(285,000,000)	(30,111,148)	(70,000,000)
Net increase (decrease)	18,050,190	$(60,000,000)	79,923,948	$135,000,000

Note 5. Financial Highlights

The following represents the total return of the Fund for the year ended October 31, 2010 and the year ended October 31, 2009, respectively. Total returns were calculated based upon the daily returns of the Fund during the years represented.

	For the Year Ended October 31, 2010	For the Year Ended October 31, 2009
Total Return	36.86%	10.76%

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
October 31, 2010

Note 5. Financial Highlights

The following represents certain financial ratios of the Fund for the years noted. The computation of the net investment income and total expense ratios were based upon the daily net assets of the Fund during these years.

Ratio to Average Net Assets:	For the Year Ended October 31, 2010	For the Year Ended October 31, 2009
Net investment income	0.22%	0.37%
Total expenses (before expense reimbursement)	0.06%	0.06%
Total expenses (after expense reimbursement)	0.00%	0.00%

Note 6. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Cayman Commodity Fund I, Ltd.
Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Credit Suisse Cayman Commodity Fund I, Ltd.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net asset present fairly, in all material respects, the financial position of Credit Suisse Cayman Commodity Fund I, Ltd. (the "Fund"), at October 31, 2010, the results of its operations for the year then ended and the changes in its net assets and financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 22, 2010

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  COM-AR-1010

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2010. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2010.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Enrique R. Arzac and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2009 and October 31, 2010.

	2009	2010
Audit Fees	$59,000	$64,000
Audit-Related Fees(1)	$3,400	$3,400
Tax Fees(2)	$2,800	$2,800
All Other Fees	—	—
Total	$65,200	$70,200

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,400 in 2009 and $3,400 in 2010).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2009 and October 31, 2010.

	2009	2010
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

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(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2009	2010
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

2

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2009 and October 31, 2010:

	2009	2010
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2009 and October 31, 2010 were $6,200 and $6,200, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

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Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	January 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	January 4, 2011

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	January 4, 2011

5